Financial Instruments	12 Months Ended
Apr. 30, 2022
Text Block [Abstract]
Financial Instruments
26.	FINANCIAL INSTRUMENTS

a	Categories of financial instruments

	2021	2022
	HK$	HK$
Financial assets
Financial assets at FVTPL	293,952	150,134
Amortized cost	2,646,297	2,958,592

Financial liability
Amortized cost	48,088	33,773

b.	Financial risk management objectives and policies
The Group’s major financial instruments include accounts receivable, other receivables, financial assets at FVTPL, bank balances and cash, fiduciary bank balances, amounts due from (to) AMTD Group and fellow subsidiaries, clients’ monies held on trust, accounts payable and other payables and accruals. Details of the financial instruments are disclosed in respective notes. The risks associated with these financial instruments include market risk (currency risk, interest rate risk and other price risk), credit risk and liquidity risk. The policies on how to mitigate these risks are set out below. The management of the Group manages and monitors these exposures to ensure appropriate measures are implemented in a timely and effective manner.
Market risk

(i)	Currency risk
Certain transactions of the Group are denominated in foreign currencies which are different from the functional currency and therefore the Group is exposed to foreign currency risk. The Group currently does not have a foreign currency hedging policy. However, management monitors foreign exchange exposure and will consider hedging significant foreign exchange exposure should the need arise.
For the entities of which their functional currency is HK$ while holding assets denominated in US$, the directors of the Company consider that as HK$ is pegged to US$, the Group is not subject to significant foreign currency risk from change in foreign exchange rate of HK$ against US$.
In the opinion of management of the Group, the expected change in foreign exchange rate will not have significant impact on the carrying amount of the foreign currency denominated monetary assets and liabilities, hence sensitivity analysis is not presented.

(ii)	Interest rate risk
The Group is also exposed to cash flow interest rate risk in relation to variable rate fiduciary bank balances and bank balances. The Group’s exposure to cash flow interest rate risk in relation to variable-rate fiduciary bank balances and bank balances is limited given the current market interest rates on bank deposits are relatively low and stable.

(iii)	Other price risk
The Group is exposed to equity price risk through its investments in equity securities measured at FVTPL. The Group invested in certain unquoted equity securities for investees operating in digital and technology industry sector for long term strategic purposes which had been measured as FVTPL. The Group has appointed a special team to monitor the price risk and will consider hedging the risk exposure should the need arise.
Sensitivity analysis
The sensitivity analyzes have been determined based on the exposure to equity price risk at the reporting date. If the prices of the respective equity instruments had been 3% higher/lower, the pre-tax
profit for the years ended April 30, 2020, 2021 and 2022 would increase/decrease by HK$6,261, HK$6,386 and HK$2,611, respectively, as a result of the changes in fair value of investments at FVTPL.
Credit risk and impairment assessment
Credit risk refers to the risk that the Group’s counterparties default on their contractual obligations resulting in financial losses to the Group. The Group’s credit risk exposures are primarily attributable to accounts receivable, other receivables, bank balances, fiduciary bank balances and amounts due from AMTD Group and fellow subsidiaries. The Group does not hold any collateral or other credit enhancements to cover its credit risks associated with its financial assets.
The Group performed impairment assessment for financial assets under ECL model. Information about the Group’s credit risk management, maximum credit risk exposures and the related impairment assessment, if applicable, are summarized as below:
Commission receivable arising from the insurance brokerage business and accounts receivable arising from the SpiderNet ecosystem solutions business

Before accepting any new customer, the Group uses an internal credit scoring system to assess the potential customer’s credit quality and defines credit limits by customer. Limits and scoring attributed to customers are reviewed twice a year. Other monitoring procedures are in place to ensure that follow-up
action is taken to recover overdue debts. In this regard, the management considers that the Group’s credit risk is significantly reduced.
The Group has concentration of credit risk as 30% and 26% of the commission receivable arising from the insurance brokerage business due from the Group’s five largest customers as at April 30, 2021 and 2022, respectively. The Group has concentration of credit risk as 50% and 66% of the accounts receivable arising from the SpiderNet ecosystem solutions business due from the Group’s five largest customers as at April 30, 2021 and 2022, respectively. In order to minimize the credit risk, the management of the Group has delegated a team responsible for determination of credit limits and credit approvals.

In addition, the Group performs impairment assessment under ECL model on commission receivable from insurance brokerage with significant balances or credit-impaired and accounts receivable arising from the SpiderNet ecosystem solutions business individually. The remaining commission receivable are assessed collectively and grouped based on shared credit risk characteristics by reference to the Group’s past due status of outstanding balances, nature, size and industry of debtors and external credit ratings. The Company assesses the ECL of commission receivable arising from the insurance brokerage business based on historical observed default rates over the expected life of the debtors and forward-looking information that is available without undue cost or effort. For the years ended April 30, 2020, 2021 and 2022 the Group assessed the ECL for commission receivable arising from the insurance brokerage business and accounts receivable arising from the SpiderNet ecosystem solutions business to be insignificant and thus no loss allowance is recognized.
Fiduciary bank balances and bank balances
Credit risk on fiduciary bank balances and bank balances is limited because the counterparties are reputable banks with high credit ratings assigned by international credit agencies. The Group assessed 12m ECL for fiduciary bank balances and bank balances by reference to information relating to probability of default and loss given default of the respective credit rating grades published by external credit rating agencies. Based on the average loss rates, the 12m ECL on fiduciary bank balances and bank balances is considered to be insignificant and therefore no loss allowance was recognized.
Amounts due from AMTD Group and fellow subsidiaries
The Group regularly evaluates the business performance of AMTD Group and fellow subsidiaries. The Group’s credit risks in these balances are considered low due to the strong financial positions of these entities. The management believes that there are no significant increases in credit risk of these amounts since initial recognition and the Group provided impairment based on 12m ECL. For the years ended April 30, 2020, 2021 and 2022, the Group assessed the ECL for amounts due from AMTD Group and fellow subsidiaries to be insignificant and thus no loss allowance is recognized.
Consideration receivables and other receivables
For consideration receivables and other receivables, the Group regularly reviews the recoverable amount of each individual debtor to ensure that adequate impairment losses are recognized for irrecoverable debts. The Group performs impairment assessment under ECL model on such consideration receivables and other receivables individually. The Group believes that there is no significant increase in credit risk of these amounts since initial recognition and the Group provided impairment based on 12m ECL. For the years ended April 30, 2020, 2021 and 2022, the Group assessed the ECL for consideration receivables and other receivables are insignificant and thus no loss allowance is recognized.
The Group’s internal credit risk grading assessment comprises the following categories:

Internal credit rating	Description	Commission receivable from insurance brokerage and accounts receivable arising from the SpiderNet ecosystem solutions business	Other financial assets
Normal risk	The counterparty has a low risk of default and usually settled within credit period	Lifetime ECL-not credit-impaired	12-month ECL

Doubtful	There have been significant increases in credit risk since initial recognition through information developed internally or external resources	Lifetime ECL-not credit- impaired	Lifetime ECL-not credit-impaired

Loss	There is evidence indicating the asset is credit-impaired	Lifetime ECL-credit-impaired	Lifetime ECL-credit-impaired

Write-off	There is evidence indicating that the debtor is in severe financial difficulty and the Group has no realistic prospect of recovery	Amount is written off	Amount is written off

The table below details the credit risk exposures of the Group’s financial assets, which are subject to ECL assessment:

	Notes	Internal credit rating	12m ECL or lifetime ECL	2021 Gross carrying amount	2022 Gross carrying amount
				HK$	HK$
Financial assets at amortized costs
Commission receivable from insurance brokerage	19	(Note)	Lifetime ECL (provision matrix)	2,766	1,577
Accounts receivable arising from the SpiderNet ecosystem solutions business	19	(Note)	Lifetime ECL - not credit-impaired	66,655	37,968
Consideration receivables	19	Normal risk	12-month ECL	—	258,176
Note receivables	19	Normal risk	12-month ECL	4,165	5,317
Other receivables	19	Normal risk	12-month ECL	3,035	8,716
Amount due from AMTD Group	27	Normal risk	12-month ECL	2,138,708	2,522,653
Cash and cash equivalents		Aa3	12-month ECL	416,420	112,516
Fiduciary bank balances		Normal risk	12-month ECL	14,548	11,669

				2,646,297	2,958,592

Note:
For commission receivable from insurance brokerage and accounts receivable arising from the SpiderNet ecosystem solutions business, the Group has applied the simplified approach in IFRS 9 to measure the loss allowance at lifetime ECL. The Group determines the ECL on commission receivable from insurance brokerage on a collective basis, grouped by internal credit rating. For accounts receivable arising from the SpiderNet ecosystem solutions business, the ECL is assessed on an individual basis.

The previously written off accounts receivable amounting to HK$71 and HK$154 had been recovered during the year ended April 30, 2021 and 2022, respectively.
The expected credit losses as at April 30, 2021 and 2022 were insignificant and no loss allowance was provided.
Liquidity risk
In managing the liquidity risk, the Group monitors and maintains a level of cash and cash equivalents deemed adequate by management to finance the Group’s operations and mitigate the effects of fluctuations in cash flows.

The following table details the Group’s remaining contractual maturity for its financial liabilities. The table has been drawn up based on the undiscounted cash flows of financial liabilities based on the earliest date on which the Group may be required to pay. The maturity dates for non-derivative
financial liabilities are based on the agreed repayment dates.
Liquidity tables

	Weighted average interest rate	On demand or less than 1 month	Total undiscounted cash flows	Carrying amount
		HK$	HK$	HK$
At April 30, 2021
Non-derivative financial liabilities
Non-interest bearing
Accounts payable	—	111	111	111
Clients’ monies held on trust	—	9,111	9,111	9,111
Consideration payable for acquisition of movie income right investments	—	29,893	29,893	29,893
Other payables and accruals	—	8,973	8,973	8,973

		48,088	48,088	48,088

	Weighted average interest rate	On demand or less than 1 month	Total undiscounted cash flows	Carrying amount
		HK$	HK$	HK$
At April 30, 2022
Non-derivative financial liabilities
Non-interest bearing
Accounts payable	—	80	80	80
Clients’ monies held on trust	—	6,650	6,650	6,650
Other payables and accruals	—	27,043	27,043	27,043

		33,773	33,773	33,773

c.	Fair value measurements of financial instruments
Some of the Group’s financial instruments are measured at fair value for financial reporting purposes. The management of the Company are responsible for determining the appropriate valuation techniques and inputs for fair value measurements.
In estimating the fair value, the Group uses observable market data to the extent it is available. Where Level 1 inputs are not available, the Group makes reference to the prices of recent transactions or engages third-party qualified valuers to perform the valuation.

The management of the Company works closely with the qualified external valuers to establish the appropriate valuation techniques and inputs to the model. The management reports the findings to the board of directors of the Company to explain the cause of fluctuations in the fair value.

(i)	Fair value of the Group’s financial assets that are measured at fair value on a recurring basis
The Group’s investments in private equity are measured at fair value at the end of each reporting period. The following table gives information about how the fair values of these financial assets are determined (in particular, the valuation technique(s) and inputs used).

Financial assets	Fair value as at		Fair value hierarchy	Valuation technique(s) and key inputs	Significant unobservable input(s)
	2021	2022
	HK$	HK$

Financial assets at FVTPL - unlisted equity securities	9,990	3,830	Level 2	The fair values of unlisted equity investments are determined with reference to the recent transaction price of the investments.	N/A

	202,861	83,213	Level 3
Market approach - the option pricing model (“OPM”) backsolve approach was used to calculate the implied equity value of the investee. Once an overall equity value was determined, amounts were allocated to the various classes of equity based on the security class preferences. The inputs to the OPM backsolve approach are the recent transaction price for capital structure, probability of IPO, redemption and liquidation, the risk-free interest rate and expected volatility.
					Expected volatility ranged from 34.2% to 68.5% and 57.4% to 68.6% as at April 30, 2021 and 2022, respectively, taking into account peer companies’ volatility used by market participants when pricing the investment (note (i)).

Movie income right investments	81,101	63,091	Level 3
Income approach - in this approach, the discounted cash flow method was used to capture the present value of the expected future economic benefits to be derived from the investments in these movie income right
					Discount rate, taking into account weighted average cost of capital determined using a Capital Asset Pricing Model ranged from 10.40% - 12.59% as at April 30, 2021 and 2022

Financial assets	Fair value as at		Fair value hierarchy	Valuation technique(s) and key inputs	Significant unobservable input(s)
	2021	2022
	HK$	HK$
				investment, based on an appropriate discount rate.	(note (ii)) and expected ticket sales performance and expected movie production costs.
Notes:
(i)
A change in the expected volatility used in isolation would result in a change in the fair value of the private equity investments. A
 5%
increase/(decrease) in the expected volatility holding all other variables constant would result in a net

(decrease)/increase in the carrying amount of the private equity investments by (HK$
1,352
)/HK$
1,317
a
nd (HK$
850
)/HK$
804

as at April 30, 2021 and 2022, respectively.

(ii)
A 5%
increase/(decrease) in the discount rate holding all other variables constant would (decrease)/increase the carrying amount of the movie income right investments by (HK$
5,384
)/HK$
6,140
and (HK$
4,730
)/HK$
5,420
as at April 30, 2021

and 2022, respectively.

Reconciliation of Level 3 fair value measurements

	Unlisted investments classified as equity instruments at FVTPL	Movie income right investments	Total
	HK$	HK$	HK$
At May 1, 2020	131,232	—	131,232
Total gains in profit or loss	70,344	647	70,991
Transfer from Level 2 to Level 3	77,464	—	77,464
Transfer from Level 3 to Level 1	(78,540)	—	(78,540)
Purchases	2,361	80,454	82,815

At April 30, 2021	202,861	81,101	283,962
Total gains in profit or loss	129,101	2,889	131,990
Transfer from Level 2 to Level 3	6,202	—	6,202
Receipt of investment return	—	(20,899)	(20,899)
Disposals	(254,951)	—	(254,951)

At April 30, 2022	83,213	63,091	146,304

The net unrealized gains of HK$26,150, HK$15,141 and HK$1,428 for the years included in profit or loss related to financial assets at FVTPL held at April 30, 2020, 2021 and 2022, respectively.

The investments of HK$77,464 and HK$6,202 were transferred from Level 2 to Level 3 category during the years ended April 30, 2021 and 2022, respectively, and the transfers are primarily attributable to changes in observability of valuation inputs in valuing these investments. Other than those disclosed above, there were no other transfer out of Level 2 and Level 3 during the years ended April 30, 2021 and 2022.
The investments of HK$78,540 were transferred from Level 3 to Level 1 category and the transfers are primarily attributable to conversion of unlisted ordinary shares to the ordinary shares of the investee upon its listing on the Tokyo Stock Exchange on March 30, 2021. In April 2021, the Company disposed of the aforesaid the equity investments for a cash consideration of HK$77,840, which resulted in an decrease in fair value of HK$700 from the date of transfer from Level 3 to Level 1 to the date of disposal. Other than those disclosed above, there were no other transfer out of Level 1 and Level 3 during the years ended April 30, 2021 and 2022.

(ii)	Fair value of financial assets and financial liabilities that are not measured at fair value on a recurring basis
The Company considers that the carrying amount of the Group’s financial assets and financial liabilities recorded at amortized cost in the consolidated financial statements approximate their fair values due to the short-term nature of these instruments. Such fair values have been determined in accordance with generally accepted pricing models based on a discounted cash flow analysis.